Summary of Significant Accounting Policies - Summary of Subsidiaries Included from Consolidation (Detail) - MorphoSys US Inc., Boston, Massachusetts, USA [member]	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [line items]
Purchase of Shares /Establishment	July 2018
Included in Basis of Consolidation since	07/02/2018